Disposition of Generation Facilities (Impairment of Lignite/Coal-Fueled Generation and Mining Assets) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Dec. 31, 2015
Predecessor
Impairment of long-lived assets	$ 0	$ 2,541